Report of Directors Corporate Governance - Executive director 2025 LTI value (Details) - 2023-2025 LTI $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) shares
Georges Elhedery
Disclosure of attribution of expenses by nature to their function [line items]
Additions during the year (in shares) | shares	251,474
Additions, prorated for time in employment (in shares) | shares	251,474
Performance outcome	45.19%
Risk & compliance modifier	$ 0
Shares vested (in shares) | shares	113,641
Value of shares to vest £000	$ 1,217
Of which: face value £000	722
Share price appreciation	$ 495
Pam Kaur
Disclosure of attribution of expenses by nature to their function [line items]
Additions during the year (in shares) | shares	146,393
Additions, prorated for time in employment (in shares) | shares	146,393
Performance outcome	45.19%
Risk & compliance modifier	$ 0
Shares vested (in shares) | shares	66,154
Value of shares to vest £000	$ 708
Of which: face value £000	420
Share price appreciation	$ 288
Sir Noel Quinn
Disclosure of attribution of expenses by nature to their function [line items]
Additions during the year (in shares) | shares	861,422
Additions, prorated for time in employment (in shares) | shares	669,995
Performance outcome	45.19%
Risk & compliance modifier	$ 0
Shares vested (in shares) | shares	302,770
Value of shares to vest £000	$ 3,242
Of which: face value £000	1,925
Share price appreciation	$ 1,317